Loans (Tables)	6 Months Ended
Mar. 31, 2022
Loans
Schedule of short-term and long-term loans

	As of	As of
	March 31,	September 30,
	2022	2021
	(unaudited)
Short-term loan
Zhejiang Mintai Commercial Bank (Hangzhou Branch) (1)	$2,208,446	$2,172,766
Total short-term loan	2,208,446	2,172,766

Long-term loan
China Resources Shenzhen Investment Trust Co., Ltd. (2)	97,652	142,264
Total short-term and long-term loans	$2,306,098	$2,315,030
(1)	The loan in the amount of RMB14 million ($2.2 million) from Zhejiang Mintai Commercial Bank (Hangzhou Branch), was facilitated on August 5, 2021 through Nongyuan, a subsidiary of the Company, as working capital for nine months, with the original maturity of July 5, 2022 at an annual effective interest rate of 7.056%.

The loan is guaranteed by Ci Ge Ma Holdings (Hangzhou) Co., Ltd., and Aijiang Wang and is secured by a real property owned by Xinyang Wang, the 100% shareholder of Nongyuan Network.

(2)	The revolving loan in the amount of RMB1 million ($157,746) from China Resources Shenzhen Investment Trust Co., Ltd., was facilitated on April 30, 2021 through Farmmi Food, a subsidiary of the Company, as working capital for two years, with the original maturity of April 28, 2023 at an annual effective interest rate of 10.8%. As of March 31, 2022, the outstanding amount of the revolving loan was RMB0.6 million (approximately $97,652).

This revolving loan is guaranteed by a related party, Mr. Dehong Zhang, a legal representative of Farmmi Food.